Revenue (Tables)	6 Months Ended
Sep. 30, 2025
Revenue [abstract]
Schedule of disaggregation of revenue from contracts with customers

Revenue for the six months ended 30 September 2025	UK Electricity Transmission £m	UK Electricity Distribution £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
Transmission	1,293	—	49	163	423	—	1,928
Distribution	—	860	1,421	2,477	—	—	4,758
Other[1]	13	34	4	8	14	2	75
Total IFRS 15 revenue	1,306	894	1,474	2,648	437	2	6,761
Other revenue
Generation	—	—	(1)	—	178	—	177
Other[2]	100	2	20	19	(34)	20	127
Total other revenue	100	2	19	19	144	20	304
Total revenue from continuing operations	1,406	896	1,493	2,667	581	22	7,065

Geographic split of revenue for the six months ended 30 September 2025	UK Electricity Transmission £m	UK Electricity Distribution £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
UK	1,306	894	—	—	423	—	2,623
US	—	—	1,474	2,648	14	2	4,138
Total IFRS 15 revenue	1,306	894	1,474	2,648	437	2	6,761
Other revenue
UK	100	2	—	—	(38)	15	79
US	—	—	19	19	182	5	225
Total other revenue	100	2	19	19	144	20	304
Total revenue from continuing operations	1,406	896	1,493	2,667	581	22	7,065
1.The UK Electricity Transmission and UK Electricity Distribution other IFRS 15 revenue principally relates to engineering recharges, which are the recovery of costs incurred for construction work requested by customers, such as the re-routing of existing network assets.
2.Other revenue, recognised in accordance with accounting standards other than IFRS 15, includes property sales by our UK commercial property business, net fair value gains and losses in respect of investments in our National Grid Partners business, rental income, income arising in connection with the Transition Services Agreements in place following the sales of the UK Gas Transmission business and the ESO, and an adjustment to NGV revenue in respect of the interconnector cap and floor and Use of Revenue regimes constructed by Ofgem.

Revenue for the six months ended 30 September 2024	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
Transmission	1,116	—	46	46	126	430	—	1,764
Distribution	—	1,113	—	1,468	2,181	—	1	4,763
System Operator	—	—	966	—	—	—	—	966
Other[1]	16	49	—	4	8	43	—	120
Total IFRS 15 revenue	1,132	1,162	1,012	1,518	2,315	473	1	7,613
Other revenue
Generation	—	—	—	—	—	191	—	191
Other[2]	50	2	—	27	26	(40)	92	157
Total other revenue	50	2	—	27	26	151	92	348
Total revenue from continuing operations	1,182	1,164	1,012	1,545	2,341	624	93	7,961

Geographic split of revenue for the six months ended 30 September 2024	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
UK	1,132	1,162	1,012	—	—	430	—	3,736
US	—	—	—	1,518	2,315	43	1	3,877
Total IFRS 15 revenue	1,132	1,162	1,012	1,518	2,315	473	1	7,613
Other revenue
UK	50	2	—	—	—	(38)	5	19
US	—	—	—	27	26	189	87	329
Total other revenue	50	2	—	27	26	151	92	348
Total revenue from continuing operations	1,182	1,164	1,012	1,545	2,341	624	93	7,961
1.The UK Electricity Transmission and UK Electricity Distribution other IFRS 15 revenue principally relates to engineering recharges, which are the recovery of costs incurred for construction work requested by customers, such as the re-routing of existing network assets. Within NGV, the other IFRS 15 revenue principally relates to revenue generated by NG Renewables.
2.Other revenue, recognised in accordance with accounting standards other than IFRS 15, includes property sales by our UK commercial property business, net fair value gains and losses in respect of investments in our National Grid Partners business, rental income, income arising in connection with the Transition Services Agreements in place following the sales of The Narragansett Electric Company (NECO), the UK Gas Transmission business and the NESO, and an adjustment to NGV revenue in respect of the interconnector cap and floor and Use of Revenue regimes constructed by Ofgem.